DECONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2025
DECONSOLIDATION
Summary of effects of deconsolidation

		Mingda Tianjin	Mingda Beijing
Effects of Deconsolidation	Total	(VIE)	(WFOE)
	Dr. (Cr.)	Dr. (Cr.)	Dr. (Cr.)
Assets be deconsolidated	(1,266)	(360)	(906)
Liabilities be deconsolidated	176,058	161,755	14,303
Additional paid-in capital be deconsolidated	2,572,437	2,572,437	—
Statutory reserve to be deconsolidated	327,140	327,140	—
Retained deficit be deconsolidated	(2,859,572)	(2,859,169)	(403)
Accumulated foreign currency translation be deconsolidated	(40,005)	(40,408)	403
Gain on deconsolidation	174,792	161,395	13,397